Employee Benefits - Additional Information (Details) - Sarcos Corp and Subsidiaries - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Maximum defer net employment income percentage	100.00%	100.00%
Accrued amount for employee contribution	$ 0	$ 0	$ 0